Segment reporting (Details 2) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-based compensation	¥ (9,134)		¥ (4,156)	¥ (3,695)
Total	4,141	$ 650	12,343	8,995
Unallocated items
Share-based compensation	(9,134)		(4,156)	(3,695)
Amortization of intangible assets resulting from assets and business acquisitions	(940)		(723)	(885)
Effects of business cooperation arrangements	29		236	822
Total	¥ (10,045)		¥ (4,643)	¥ (3,758)